Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2022 (Unaudited)
Principal Amount		Security Description	Value
ASSET BACKED SECURITIES - 0.3%
		Industrials - 0.3%
		United Airlines 2020-1 Class B Pass Through Trust
$975,250		07/15/2027, 4.875%	$945,961
		TOTAL ASSET BACKED SECURITIES (Cost $945,962)	945,961

CORPORATE BONDS - 23.8%
		Communication Services - 1.1%
		AT&T, Inc.
1,000,000		08/15/2041, 5.550%	1,065,820
		Discovery Communications, LLC
925,000		06/01/2040, 6.350%	969,550
		Hughes Satellite Systems Corporation
990,000		08/01/2026, 5.250%	987,550
		Magallanes, Inc.
120,000		03/15/2062, 5.391% (a)	107,856
		Paramount Global
980,000		02/28/2057, 6.250% (b)	923,430
			4,054,206
		Consumer Discretionary - 1.9%
		Dick’s Sporting Goods, Inc.
1,300,000		01/15/2052, 4.100%	916,804
		General Motors Company
1,045,000		04/01/2046, 6.750%	1,119,011
		Hasbro, Inc.
910,000		03/15/2040, 6.350%	983,824
		Kohl’s Corporation
1,215,000		05/01/2031, 3.375% (c)	1,087,050
		Lear Corporation
960,000		09/15/2027, 3.800% (c)	935,205
		Mohawk Industries, Inc.
995,000		05/15/2030, 3.625% (c)	921,756
		Newell Brands, Inc.
1,190,000		04/01/2046, 5.750%	1,086,226
			7,049,876
		Consumer Staples - 0.6%
		Altria Group, Inc.
1,155,000		01/31/2044, 5.375%	1,095,513
		Kraft Heinz Foods Company
105,000		01/26/2039, 6.875% (c)	121,144
910,000		02/09/2040, 6.500% (c)	1,012,148
			2,228,805
		Energy - 5.2%
		Continental Resources, Inc.
1,055,000		06/01/2044, 4.900% (c)	950,196
		Devon Energy Corporation
950,000		09/30/2031, 7.875%	1,169,978
		Diamondback Energy, Inc.
1,170,000		12/01/2029, 3.500% (c)	1,108,083
		Energy Transfer LP
930,000		07/01/2038, 7.500%	1,055,048
		Enterprise Products Operating, LLC
955,000		02/15/2078, 5.375% (b)	816,613
		Halliburton Company
860,000		09/15/2039, 7.450%	1,054,184
		Hess Corporation
1,005,000		01/15/2040, 6.000%	1,069,529
		Kinder Morgan Energy Partners LP
915,000		01/15/2038, 6.950%	1,045,711
		Magellan Midstream Partners LP
1,080,000		10/15/2043, 5.150%	1,061,727
		Marathon Oil Corporation
945,000		10/01/2037, 6.600% (c)	1,066,204
		Marathon Petroleum Corporation
945,000		03/01/2041, 6.500% (c)	1,064,762
		NOV, Inc.
1,030,000		12/01/2042, 3.950%	795,831
		ONEOK Partners LP
800,000		10/01/2036, 6.650%	857,888
170,000		10/15/2037, 6.850%	183,896
105,000		02/01/2041, 6.125%	105,877
		Ovintiv, Inc.
935,000		11/01/2031, 7.375%	1,070,791
		Phillips 66 Partners LP
1,080,000		10/01/2046, 4.900%	1,054,507
		Plains All American Pipeline LP / PAA Finance Corp.
1,305,000		02/15/2045, 4.900%	1,128,036
		Valero Energy Corporation
960,000		06/15/2037, 6.625%	1,102,843
		Western Midstream Operating LP
1,250,000		02/01/2050, 5.750%	1,110,390
			18,872,094
		Financials - 6.0%
		Allstate Corporation
955,000		05/15/2067, 6.500% (b)	1,038,563
		Ally Financial, Inc.
885,000		11/01/2031, 8.000% (c)	1,045,056
		American Equity Investment Life Holding Company
1,115,000		06/15/2027, 5.000%	1,132,852
		Ares Capital Corporation
1,210,000		11/15/2031, 3.200% (c)	944,054
		Brighthouse Financial, Inc.
1,090,000		06/22/2047, 4.700% (c)	917,969
		Enstar Group, Ltd.
1,095,000		06/01/2029, 4.950%	1,098,843
		Fifth Third Bancorp
760,000		03/01/2038, 8.250%	1,022,759
		GLP Capital LP / GLP Financing II, Inc.
910,000		06/01/2028, 5.750%	924,252
		Jackson Financial, Inc.
1,340,000		11/23/2051, 4.000% (a)	1,028,621
		Jefferies Group LLC
950,000		01/15/2036, 6.250%	991,926
		Legg Mason, Inc.
900,000		01/15/2044, 5.625%	968,064
		Lincoln National Corporation
820,000		06/15/2040, 7.000%	980,523
		Markel Corporation
1,000,000		04/05/2046, 5.000%	981,049
		MetLife, Inc.
810,000		08/01/2069, 10.750%	1,091,020
		Owl Rock Capital Corporation
1,325,000		06/11/2028, 2.875% (c)	1,120,183
		PartnerRe Finance B, LLC
1,045,000		10/01/2050, 4.500% (b)	933,833
		Prudential Financial, Inc.
1,125,000		09/15/2048, 5.700% (b)(c)	1,119,600
		Regions Bank
888,000		06/26/2037, 6.450%	1,026,557
		Synchrony Financial
955,000		08/04/2026, 3.700% (c)	923,508
		Unum Group
1,130,000		08/15/2042, 5.750%	1,100,417
		Western Alliance Bancorp
1,210,000		06/15/2031, 3.000% (b)	1,128,559
			21,518,208
		Health Care - 0.8%
		Cardinal Health, Inc.
1,145,000		06/15/2047, 4.368%	1,025,683
		Centene Corporation
975,000		12/15/2029, 4.625%	962,598
		HCA, Inc.
995,000		06/15/2047, 5.500%	985,296
			2,973,577
		Industrials - 1.5%
		BNSF Funding Trust I
1,065,000		12/15/2055, 6.613% (b)	1,082,552
		Delta Air Lines, Inc.
1,250,000		10/28/2029, 3.750% (c)	1,106,169
		FedEx Corporation
1,015,000		01/15/2044, 5.100%	1,009,334
		Kirby Corporation
1,140,000		03/01/2028, 4.200%	1,093,860
		Owens Corning
1,080,000		07/15/2047, 4.300%	946,922
			5,238,837
		Information Technology - 1.7%
		Broadcom, Inc.
1,105,000		04/15/2030, 5.000%	1,116,346
		Corning, Inc.
685,000		11/15/2079, 5.450% (c)	684,036
		HP, Inc.
995,000		09/15/2041, 6.000% (c)	1,048,723
		Jabil, Inc.
1,155,000		01/12/2028, 3.950%	1,133,332
		Kyndryl Holdings, Inc.
1,280,000		10/15/2041, 4.100% (a)	895,353
		Micron Technology, Inc.
1,080,000		02/06/2029, 5.327%	1,115,114
			5,992,904
		Materials - 1.1%
		Dow Chemical Company
650,000		05/15/2039, 9.400%	962,525
		Freeport-McMoRan, Inc.
880,000		03/15/2043, 5.450%	860,188
		Martin Marietta Materials, Inc.
205,000		12/15/2047, 4.250%	182,939
		Mosaic Company
970,000		11/15/2043, 5.625%	1,037,405
		Vulcan Materials Company
835,000		06/15/2047, 4.500%	784,112
			3,827,169
		Real Estate - 1.5%
		Brixmor Operating Partnership LP
1,155,000		07/01/2030, 4.050%	1,087,924
		EPR Properties
1,260,000		08/15/2029, 3.750%	1,108,416
		MPT Operating Partnership LP / MPT Finance Corporation
1,035,000		08/01/2029, 4.625% (c)	987,442
		Omega Healthcare Investors, Inc.
1,110,000		01/15/2026, 5.250%	1,126,496
		Simon Property Group LP
850,000		02/01/2040, 6.750%	1,007,345
			5,317,623
		Utilities - 2.4%
		American Electric Power Company, Inc.
1,050,000		02/15/2062, 3.875% (b)	904,654
		CMS Energy Corporation
1,150,000		06/01/2050, 4.750% (b)	1,088,532
		Dominion Energy, Inc.
960,000		10/01/2054, 5.750% (b)	934,536
		Duke Energy Corporation
1,325,000		01/15/2082, 3.250% (b)	1,072,147
		Edison International
1,005,000		03/15/2028, 4.125%	962,982
		National Fuel Gas Company
790,000		01/15/2026, 5.500%	816,653
		NextEra Energy Capital Holdings, Inc.
1,195,000		12/01/2077, 4.800% (b)(c)	1,057,506
		Sempra Energy
1,065,000		04/01/2052, 4.125% (b)	927,741
		Southern Company
1,170,000		01/15/2051, 4.000% (b)	1,068,034
			8,832,785
		TOTAL CORPORATE BONDS (Cost $94,667,384)	85,906,084

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 12.0%
		Federal Home Loan Banks
50,000		09/13/2024, 2.875%	50,239
50,000		12/13/2024, 2.750%	50,069
305,000		09/04/2025, 0.375%	282,564
225,000		12/21/2026, 1.250%	209,926
475,000		06/09/2028, 3.250%	483,171
105,000		11/16/2028, 3.250%	106,791
40,000		07/15/2036, 5.500%	49,076
			1,231,836
		Federal Home Loan Mortgage Corporation
50,000		02/12/2025, 1.500%	48,400
125,000		07/21/2025, 0.375%	116,117
240,000		09/23/2025, 0.375%	221,844
330,000		09/15/2029, 6.750%	413,230
390,000		03/15/2031, 6.750%	496,228
230,000		07/15/2032, 6.250%	290,470
			1,586,289
		Federal National Mortgage Association
50,000		09/06/2024, 2.625%	50,067
50,000		10/15/2024, 1.625%	48,765
50,000		01/07/2025, 1.625%	48,671
50,000		04/22/2025, 0.625%	47,056
50,000		06/17/2025, 0.500%	46,718
130,000		08/25/2025, 0.375%	120,381
245,000		11/07/2025, 0.500%	226,848
305,000		04/24/2026, 2.125%	297,601
265,000		09/24/2026, 1.875%	254,486
230,000		10/08/2027, 0.750%	205,656
325,000		05/15/2029, 6.250%	390,857
415,000		01/15/2030, 7.125%	528,593
495,000		05/15/2030, 7.250%	637,946
60,000		08/05/2030, 0.875%	50,256
505,000		11/15/2030, 6.625%	632,524
1,300,000		06/15/2040, 4.000% (d)	1,300,914
4,260,000		06/15/2041, 3.500% (d)	4,177,130
1,200,000		06/15/2041, 4.500% (d)	1,221,516
1,200,000		06/15/2041, 5.000% (d)	1,240,031
6,775,000		06/15/2042, 3.000% (d)	6,459,539
3,395,707		04/01/2052, 4.000%	3,403,430
3,991,408		05/01/2052, 4.000%	3,999,498
4,000,000		06/01/2052, 4.000%	4,009,097
			29,397,580
		Government National Mortgage Association
1,300,000		06/15/2041, 4.000% (d)	1,322,242
1,300,000		06/15/2041, 4.500% (d)	1,345,653
1,300,000		06/15/2041, 4.500% (d)	1,329,656
1,350,000		06/15/2042, 3.500% (d)	1,336,289
1,300,000		06/15/2042, 4.000% (d)	1,313,610
1,965,000		06/15/2043, 3.000% (d)	1,891,696
1,200,000		06/15/2045, 3.000% (d)	1,157,484
1,200,000		06/15/2045, 3.500% (d)	1,189,313
			10,885,943
		TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $43,092,110)	43,101,648

U.S. GOVERNMENT AGENCY ISSUES - 1.2%
		Utilities - 1.2%
		Tennessee Valley Authority
145,000		09/15/2024, 2.875%	145,558
350,000		05/15/2025, 0.750%	329,789
450,000		11/01/2025, 6.750%	508,004
330,000		02/01/2027, 2.875%	329,563
530,000		05/01/2030, 7.125%	674,643
770,000		04/01/2036, 5.880%	944,202
610,000		01/15/2038, 6.150%	773,365
495,000		09/15/2039, 5.250%	568,652
			4,273,776
		TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $4,686,228)	4,273,776

U.S. GOVERNMENT NOTES/BONDS - 62.1%
		U.S. Treasury Bonds - 22.3%
		United States Treasury Bonds
2,195,000		02/15/2026, 6.000%	2,442,795
11,150,000		11/15/2027, 6.125%	12,971,457
19,215,000		11/15/2028, 5.250%	21,905,850
9,835,000		05/15/2030, 6.250%	12,221,140
3,570,000		02/15/2031, 5.375%	4,264,407
16,725,000		08/15/2040, 3.875%	18,332,821
2,190,000		11/15/2042, 2.750%	2,004,962
1,435,000		02/15/2043, 3.125%	1,394,697
2,260,000		05/15/2043, 2.875%	2,108,598
375,000		08/15/2043, 3.625%	393,398
2,135,000		11/15/2043, 3.750%	2,282,699
			80,322,824
		U.S. Treasury Notes - 39.8%
		United States Treasury Notes
485,000		04/30/2027, 0.500%	433,554
3,275,000		05/15/2027, 2.375%	3,204,767
985,000		05/31/2027, 0.500%	878,401
1,165,000		06/30/2027, 0.500%	1,036,873
1,870,000		07/31/2027, 0.375%	1,651,115
4,410,000		08/15/2027, 2.250%	4,282,007
2,625,000		08/31/2027, 0.500%	2,326,663
2,430,000		09/30/2027, 0.375%	2,134,983
3,125,000		10/31/2027, 0.500%	2,756,714
6,335,000		11/15/2027, 2.250%	6,141,980
3,490,000		11/30/2027, 0.625%	3,094,785
3,840,000		12/31/2027, 0.625%	3,397,800
4,125,000		01/31/2028, 0.750%	3,669,800
6,985,000		02/15/2028, 2.750%	6,944,891
4,245,000		02/29/2028, 1.125%	3,854,991
4,765,000		03/31/2028, 1.250%	4,350,482
2,015,000		04/30/2028, 1.250%	1,837,507
7,465,000		05/15/2028, 2.875%	7,465,291
2,215,000		05/31/2028, 1.250%	2,017,207
2,860,000		06/30/2028, 1.250%	2,600,477
2,460,000		07/31/2028, 1.000%	2,199,009
7,500,000		08/15/2028, 2.875%	7,492,969
13,915,000		08/31/2028, 1.125%	12,521,869
11,480,000		09/30/2028, 1.250%	10,399,266
11,700,000		10/31/2028, 1.375%	10,668,024
9,120,000		11/15/2028, 3.125%	9,245,756
1,315,000		11/30/2028, 1.500%	1,207,489
7,565,000		02/15/2029, 2.625%	7,449,161
8,665,000		05/15/2029, 2.375%	8,397,603
5,095,000		08/15/2029, 1.625%	4,696,754
1,185,000		11/15/2029, 1.750%	1,100,661
3,290,000		02/15/2030, 1.500%	2,989,659
1,115,000		05/15/2030, 0.625%	941,042
			143,389,550
		TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $245,927,409)	223,712,374

SHORT-TERM INVESTMENTS - 7.0%
		Money Market Deposit Account - 7.0%
25,352,364		U.S. Bank Money Market Deposit Account, 0.300% (e)(f)	25,352,364
		TOTAL SHORT-TERM INVESTMENTS (Cost $25,352,364)	25,352,364
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
		Private Funds - 4.6%
16,606,258		Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (g)(h)	16,606,258
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,606,258)	16,606,258
		TOTAL INVESTMENTS - 111.0% (Cost $431,277,715)	399,898,465
		Liabilities in Excess of Other Assets - (11.0)%	(39,731,587)
		NET ASSETS - 100.0%	$360,166,878

	Percentages are stated as a percent of net assets.
	(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2022, the value of these securities amounted to $2,031,830 or 0.56% of net assets.

	(b)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2022.

	(c)	All or portion of this security is out on loan as of May 31, 2022. Total value of securities out on loan is $16,241,994 or 4.51% of net assets.
	(d)	Security purchased on a forward-commitment basis (“TBA commitment”). On May 31, 2022, the total value of TBA commitments was $25,285,073 or 7.02% of net assets.
	(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2022.

	(f)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At May 31, 2022, the value of securities pledged amounted to $25,352,364. In addition, the Fund held cash collateral in the amount of $1,200,000.

	(g)	Annualized seven-day yield as of May 31, 2022.
	(h)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services.

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$945,961	$-	$945,961
Corporate Bonds	-	85,906,084	-	85,906,084
Mortgage Backed Securities - U.S. Government Agency	-	43,101,648	-	43,101,648
U.S. Government Agency Issues	-	4,273,776	-	4,273,776
U.S. Government Notes/Bonds	-	223,712,374	-	223,712,374
Short-Term Investments	25,352,364	-	-	25,352,364
Investments Purchased with Proceeds from Securities Lending	-	16,606,258	-	16,606,258
Total Investments in Securities	$25,352,364	$374,546,101	$-	$399,898,465
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.